Business Combination (Details) - Vencore Holding Corp. and KGS Holding Corp. - USD ($) $ in Thousands		3 Months Ended			12 Months Ended
	May 23, 2014	Mar. 30, 2018	Mar. 31, 2017	Jun. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Adjustment made to contingent consideration liability		$ 0	$ 0		$ 0	$ 0	$ (7,897)
QNA SSG
Business Acquisition [Line Items]
Percentage of outstanding capital stock acquired	100.00%
Consideration transferred	$ 159,000
Financial Performance | QNA SSG
Business Acquisition [Line Items]
Maximum contingent consideration agreed to pay	50,000
Fair value of contingent consideration	$ 4,600
Adjustment made to contingent consideration liability							$ (7,900)	$ 12,900
Payment of contingent consideration				$ 9,600